Annual Fund Operating Expenses - Versatile Bond Portfolio	Jun. 01, 2021
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	1.19%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.56%)	[1]
Net Expenses (as a percentage of Assets)	0.67%
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	1.19%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.56%)	[1]
Net Expenses (as a percentage of Assets)	0.92%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	1.19%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	2.23%
Fee Waiver or Reimbursement	(0.56%)	[1]
Net Expenses (as a percentage of Assets)	1.67%

[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement effective through June 1, 2022, the Portfolio’s investment adviser has contractually agreed to waive a portion of its Management Fee payable by the Portfolio so that the Management Fee paid by the Portfolio does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. The Agreement may be terminated or amended only with the approval of the Trust’s Board of Trustees.